Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated June 15, 2018
to the Statutory Prospectus dated March 1, 2018
(as supplemented on March 7, 2018 and March 19, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | California Municipal Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	California Municipal Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Core Plus Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Diversified International Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified International Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Equity Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Finisterre Unconstrained Emerging Markets Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Finisterre Unconstrained Emerging Markets Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Global Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Diversified Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In managing the Fund, Principal Global Investors, LLC ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. The Fund seeks to provide yield by having those selecting investments for the Fund focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.

Principal Funds Inc | Global Real Estate Securities Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Real Estate Securities Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Government & High Quality Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Government & High Quality Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | High Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | High Yield Fund I
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund I
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Inflation Protection Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protection Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | International Emerging Markets Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Emerging Markets Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | International Fund I
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund I
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap Growth Fund I
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Growth Fund I
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap S&P 500 Index Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap S&P 500 Index Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | LargeCap Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Value Fund
Supplement [Text Block]	ck0000898745_SupplementTextBlock
On June 12, 2018, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the LargeCap Value Fund (the “Fund”) by the Equity Income Fund (the “Proposed Merger”). July 30, 2018 shall be the record date for determination of the shareholders entitled to vote on the Proposed Merger at a Special Meeting of Shareholders of the Fund tentatively scheduled for October 1, 2018. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Fund in August 2018. The Proposed Merger, if approved by shareholders, is expected to occur on October 12, 2018. In preparation for the Proposed Merger, the Fund may deviate from its stated investment objective and strategies.

On October 12, 2018, delete all references to the LargeCap Value Fund from the prospectus.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | MidCap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | MidCap Value Fund III
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Value Fund III
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Money Market Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal Capital Appreciation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Capital Appreciation Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime Strategic Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Strategic Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2010 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2010 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2020 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2020 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2030 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2030 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2040 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2040 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Principal LifeTime 2050 Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2050 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Real Estate Securities Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Securities Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Short-Term Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | SmallCap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | SmallCap Value Fund II
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Value Fund II
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Balanced Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (Strategic Asset Management) Balanced Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Conservative Balanced Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (Strategic Asset Management) Conservative Balanced Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Conservative Growth Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (Strategic Asset Management) Conservative Growth Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Flexible Income Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (Strategic Asset Management) Flexible Income Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Strategic Asset Management Strategic Growth Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (Strategic Asset Management) Strategic Growth Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Principal Funds Inc | Tax-Exempt Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 412 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.